Reserve for Warrants (Tables)	12 Months Ended
Aug. 31, 2019
Reserve For Warrants
Schedule of Reserve for warrants
Year ended	August 31, 2019	August 31, 2018
Balance at beginning of year	$1,248,037	$1,248,037
Exercise of warrants	(215,000)	-
Balance at end of year	$1,033,037	$1,248,037